Investments in affiliates	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Investment in affiliates
Investments in affiliates
The following table presents the Company's investments in affiliates as at December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013
Investment affiliate	$63,506	$34,500
Operating affiliates	197,977	106,743
Investments in affiliates	$261,483	$141,243

(a)	Investment affiliate
Aquiline Financial Services Fund II L.P.
On December 20, 2011, the Company entered into an Assignment and Assumption Agreement (the "Agreement") with Aquiline Capital Partners LLC, a Delaware limited liability company (the "Assignor") and Aquiline Capital Partners II GP (Offshore) Ltd., a Cayman Islands company limited by shares (the "Aquiline II General Partner") pursuant to which the Company has assumed 100% of the Assignor's interest in Aquiline Financial Services Fund II L.P. (the "Aquiline II Partnership") representing a total capital commitment of $50,000 (the "Aquiline II Commitment"), as a limited partner in the Partnership (the "Transferred Interest"). The Transferred Interest is governed by the terms of an Amended and Restated Exempted Limited Partnership Agreement of the Fund dated January 9, 2013 (the "Aquiline II Limited Partnership Agreement").
On October 2, 2014, the Company assumed an additional investment in the Aquiline II Partnership as part of the Western World acquisition representing a total capital commitment of $10,000. This interest is governed by the terms of the Aquiline II Limited Partnership Agreement.
The Partnership provides a quarterly capital account statement, with a three month delay in its valuation, which was used as the basis for calculating the Company's share of partnership income for the period.
Aquiline Financial Services Fund III L.P.
On November 7, 2014, the Company, entered into a Subscription Agreement (the "Subscription Agreement") with Aquiline Capital Partners III GP (Offshore) Ltd., a Cayman Islands company limited by shares (the "Aquiline III General Partner") pursuant to which the Company is committing and agreeing to purchase limited partnership or other comparable limited liability equity interests (the "Limited Partnership Interests") in Aquiline Financial Services Fund III L.P., a Cayman Islands exempted limited partnership (the "Aquiline III Partnership"), and/or one or more Alternative Investment Vehicles and Intermediate Entities (together with the Aquiline III Partnership, the "Fund" or the "Entities") with a capital commitment (the "Aquiline III Commitment") in an amount equal to $100,000, as a limited partner in the Aquiline III Partnership. The Limited Partnership Interests are governed by the terms of an Amended and Restated Exempted Limited Partnership Agreement dated as of November 7, 2014 (the “Aquiline III Limited Partnership Agreement”).
The Partnership provides a quarterly capital account statement, with a three month delay in its valuation, which was used as the basis for calculating the Company's share of partnership income for the period.
The following table presents a reconciliation of the beginning and ending investments in the Company’s investment affiliate balances for the years ended December 31, 2014 and 2013:

	Year Ended December 31, 2014	Year Ended December 31, 2013
Investment in affiliate, beginning of year	$34,500	$15,218
Addition due to Western World acquisition	8,127	—
Capital contributions	12,468	14,492
Income from investment affiliate	8,411	4,790
Investment in affiliate, end of year	$63,506	$34,500

The following table presents the Company’s investment in the Partnership as at December 31, 2014:

	Investment at cost	Voting ownership %	Equity ownership %	Carrying value
Aquiline Financial Services Fund II L.P.	$51,001	—%	8.1%	$63,506
The following table presents the Company’s investment in the Partnership as at December 31, 2013:

	Investment at cost	Voting ownership %	Equity ownership %	Carrying value
Aquiline Financial Services Fund II L.P.	$32,110	—%	6.7%	$34,500

(b)	Operating affiliates
AlphaCat Re 2011 Ltd.
On May 25, 2011, the Company joined with other investors in capitalizing AlphaCat Re 2011 Ltd. ("AlphaCat Re 2011"), a special purpose reinsurer formed for the purpose of writing collateralized reinsurance and retrocessional reinsurance. AlphaCat Re 2011 was a market facing entity and the Company's investment in AlphaCat Re 2011 has been treated as an equity method investment.
AlphaCat Re 2011 is now considered "off-risk" as the risk periods for all reinsurance contracts written have expired. As a result, partial returns of investment have been made to the investors of AlphaCat Re 2011.The Company's portion of the returns made during the years ended December 31, 2014 and 2013 are included in the tables below.
AlphaCat Re 2012 Ltd.
On May 29, 2012, the Company joined with other investors in capitalizing AlphaCat Re 2012 Ltd. ("AlphaCat Re 2012"), a special purpose reinsurer formed for the purpose of writing collateralized reinsurance with a particular focus on windstorm risks for Florida domiciled insurance companies. AlphaCat Re 2012 was a market facing entity and the Company's investment in AlphaCat Re 2012 has been treated as an equity method investment.
AlphaCat Re 2012 is now considered "off-risk" as the risk periods for all reinsurance contracts written have expired. As a result, partial returns of investment have been made to the investors of AlphaCat Re 2012.The Company's portion of the returns made during the years ended December 31, 2014 and 2013 are included in the tables below.
AlphaCat 2013, Ltd.
On December 17, 2012, the Company joined with other investors in capitalizing AlphaCat 2013, Ltd. ("AlphaCat 2013"), an entity formed for the purpose of investing in collateralized reinsurance and retrocession on a worldwide basis. AlphaCat 2013 deployed its capital through transactions entered into by AlphaCat Reinsurance Ltd. ("AlphaCat Re") and the Company's investment in AlphaCat 2013 has been treated as an equity method investment.
AlphaCat 2013 is now considered "off-risk" as the risk periods for all risk-linked instruments have expired. As a result, partial returns of investment have been made to the investors of AlphaCat 2013. The Company's portion of the returns made during the years ended December 31, 2014 and 2013 are included in the tables below.
AlphaCat 2014, Ltd.
On December 20, 2013, the Company joined with other investors in capitalizing AlphaCat 2014, Ltd. ("AlphaCat 2014"), an entity formed for the purpose of investing in collateralized reinsurance and retrocessional contracts for the January 1, 2014 renewal season. AlphaCat 2014 deploys its capital through transactions entered into by AlphaCat Re and the Company's investment in AlphaCat 2014 has been treated as an equity method investment.
AlphaCat 2015, Ltd.
On December 29, 2014, the Company joined with other investors in capitalizing AlphaCat 2015, Ltd. ("AlphaCat 2015"), an entity formed for the purpose of investing in collateralized reinsurance and retrocessional contracts for the January 1, 2015 renewal season. AlphaCat 2015 deploys its capital through transactions entered into by AlphaCat Re and the Company's investment in AlphaCat 2015 has been treated as an equity method investment.
AlphaCat ILS funds
The AlphaCat ILS funds invest in instruments with returns linked to property catastrophe reinsurance, retrocession and insurance linked securities ("ILS") contracts. AlphaCat ILS funds primarily deploy their capital through the AlphaCat Master Fund Ltd. (the "AlphaCat Master Fund") and AlphaCat Re. All of the funds are variable interest entities, with one being consolidated by the Company as the primary beneficiary and the remaining funds being accounted for as equity method investments because the Company holds an equity interest of less than 50% and has significant influence. One of these funds had been consolidated by the Company as the primary beneficiary from its formation through to December 31, 2013. However, on January 1, 2014 the fund received $35,000 in additional third party subscriptions, resulting in a reduction of the Company’s equity interest below 50%. Since the Company retained significant influence, this fund was deconsolidated and accounted for as an equity method investment from January 1, 2014. The fair value of the retained interest, based on the fair value of the underlying instruments in AlphaCat Master Fund and AlphaCat Re, amounted to $113,455 as at January 1, 2014. The deconsolidation resulted in a gain of $1,372 which is included in the Consolidated Statements of Comprehensive Income as other insurance related income for the year ended December 31, 2014. The Company's maximum exposure to any of the funds is the amount of capital invested at any given time.
AlphaCat Master Fund Ltd. and AlphaCat Reinsurance Ltd.
The Company utilizes AlphaCat Master Fund and AlphaCat Re for the purpose of investing in capital market products and writing collateralized reinsurance, respectively, on behalf of certain entities within the AlphaCat operating segment. AlphaCat Master Fund and AlphaCat Re are market facing entities which enter into transactions on behalf of AlphaCat 2013, AlphaCat 2014, AlphaCat 2015 and the AlphaCat ILS funds. The Company owns all of the voting equity interest in AlphaCat Master Fund and AlphaCat Re and, as a result, their financial statements are included in the Consolidated Financial Statements of the Company.
BetaCat ILS funds
The BetaCat ILS funds invest exclusively in catastrophe bonds (principal-at-risk variable rate notes and other event-linked securities, being referred to collectively as “Cat Bonds”) focused on property and casualty risk issued under Rule 144A of the Securities Act of 1933, following a passive buy-and-hold investment strategy. One of the funds is a variable interest entity and is consolidated by the Company as the primary beneficiary. The remaining fund is consolidated by the Company as it owns all of the voting equity interest. The Company's maximum exposure to either of the funds is the amount of capital invested at any given time. As at December 31, 2014, no third party subscriptions had been received.
The following tables present a reconciliation of the beginning and ending investment in operating affiliates for the years ended December 31, 2014 and 2013:

	Year Ended December 31, 2014
	AlphaCat Re 2011	AlphaCat Re 2012	AlphaCat 2013	AlphaCat 2014	AlphaCat 2015	AlphaCat ILS funds	Total
As at December 31, 2013	$9,809	$1,313	$51,744	$21,982	$—	$21,895	$106,743
Purchase of shares	—	—	—	—	25,600	12,000	37,600
Gain on redemption of shares	—	—	—	—	—	(5,077)	(5,077)
Return of investment	(5,825)	(1,516)	(52,762)	—	—	(12,364)	(72,467)
Fair value of retained interest on deconsolidation of AlphaCat ILS fund	—	—	—	—	—	113,455	113,455
Income from operating affiliates	622	938	2,086	6,103	—	7,974	17,723
As at December 31, 2014	$4,606	$735	$1,068	$28,085	$25,600	$137,883	$197,977

	Year Ended December 31, 2013
	AlphaCat Re 2011	AlphaCat Re 2012	AlphaCat 2013	AlphaCat 2014	AlphaCat ILS fund	Total
As at December 31, 2012	$62,792	$29,319	$45,000	$—	$20,000	$157,111
Purchase of shares	—	—	—	22,000	—	22,000
Return of investment	(54,914)	(31,743)	—	—	—	(86,657)
Income (loss) from operating affiliates	1,931	3,737	6,744	(18)	1,895	14,289
As at December 31, 2013	$9,809	$1,313	$51,744	$21,982	$21,895	$106,743

The following table presents the Company's investments in AlphaCat Re 2011, AlphaCat Re 2012, AlphaCat 2013, AlphaCat 2014, AlphaCat 2015 and the AlphaCat ILS funds in the Consolidated Financial Statements as at December 31, 2014:

	Investment in operating affiliates
	Cost	Voting ownership %	Equity ownership %	Carrying value
AlphaCat Re 2011	$4,606	43.7%	22.3%	$4,606
AlphaCat Re 2012	735	49.0%	37.9%	735
AlphaCat 2013	1,068	40.9%	19.7%	1,068
AlphaCat 2014	22,000	42.3%	19.6%	28,085
AlphaCat 2015	25,600	40.0%	20.0%	25,600
AlphaCat ILS funds	133,091	n/a	(a)	137,883
Total	$187,100			$197,977

(a)	Equity ownership in the funds was 7.9%, 39.7% and 9.1%, respectively as at December 31, 2014.
The following table presents the Company's investments in AlphaCat Re 2011, AlphaCat Re 2012, AlphaCat 2013, AlphaCat 2014 and the AlphaCat ILS fund in the Consolidated Financial Statements as at December 31, 2013:

	Investment in operating affiliates
	Investment at cost	Voting ownership %	Equity ownership %	Share of net asset value
AlphaCat Re 2011	$9,882	43.7%	22.3%	$9,809
AlphaCat Re 2012	654	49.0%	37.9%	1,313
AlphaCat 2013	45,000	40.9%	19.7%	51,744
AlphaCat 2014	22,000	42.3%	19.6%	21,982
AlphaCat ILS fund	20,000	n/a	9.1%	21,895
Total	$97,536			$106,743
The following table presents certain summarized financial information of the AlphaCat entities as at December 31, 2014 and for the year then ended:

	Combined investees summarized financial data
	Total assets	Total liabilities	Total revenue	Net income
AlphaCat Re 2011	$20,469	$7,931	$3	$2,794
AlphaCat Re 2012	$3,098	$1,136	$—	$2,477
AlphaCat 2013	$5,490	$65	$14,221	$10,595
AlphaCat 2014	$193,702	$4,102	$45,333	$31,070
AlphaCat 2015	$142,843	$—	$—	$—
AlphaCat ILS funds (a)	$1,026,222	$175,376	$65,320	$54,421
BetaCat ILS funds	22,010	61	32	(51)

(a)	AlphaCat ILS funds information includes all funds, including those where the Company is not the primary beneficiary.

(c)	Notes payable and (income) attributable to operating affiliates
Notes are issued during the course of a year by AlphaCat Master Fund and AlphaCat Re to AlphaCat 2013, AlphaCat 2014, AlphaCat 2015 and the AlphaCat ILS funds (collectively the "feeder funds") in order to fund the purchase of capital market products and to write collateralized reinsurance on their behalf. The underlying capital market products and collateralized reinsurance typically have at least a twelve month duration; however, they do not have a stated maturity date. Since repayment is dependent on the settlement of the underlying transactions, the notes are subsequently redeemed as the underlying transactions are settled. The Company’s investments in the feeder funds, together with investments made by third parties, are provided as consideration for these notes to AlphaCat Master Fund and AlphaCat Re, which are consolidated in the Company’s Consolidated Financial Statements. The effective economic interest in AlphaCat Master Fund and AlphaCat Re that results from these transactions is represented on the Consolidated Balance Sheet as notes payable to operating affiliates. The subsequent income or loss generated by the relevant capital market products or collateralized reinsurance is transferred to the operating affiliates as (income) loss attributable to operating affiliate investors in the Company’s Consolidated Statements of Comprehensive Income. The notes do not have any principal amount, since the final amount payable is dependent on the income or loss. To the extent that the (income) loss attributable to operating affiliate investors has not been returned to investors, it is included in accounts payable and accrued expenses in the Consolidated Balance Sheets.
The following tables present a reconciliation of the beginning and ending notes payable to operating affiliates for the year ended December 31, 2014 and 2013:

	Year Ended December 31, 2014
	AlphaCat 2013	AlphaCat 2014	AlphaCat ILS funds	Total
As at December 31, 2013	$223,809	$—	$215,463	$439,272
Notes payable to operating affiliates recognized on deconsolidation of AlphaCat ILS fund	—	—	178,837	178,837
Issuance of notes payable to operating affiliates	—	157,914	522,113	680,027
Redemption of notes payable to operating affiliates	(223,512)	—	(393,556)	(617,068)
Foreign exchange gains	(297)	(530)	(8,776)	(9,603)
As at December 31, 2014	$—	$157,384	$514,081	$671,465

	Year Ended December 31, 2013
	AlphaCat 2013	AlphaCat ILS funds	Total
As at December 31, 2012	$—	$—	$—
Issuance of notes payable to operating affiliates	223,082	218,044	441,126
Redemption of notes payable to operating affiliates	—	(3,553)	(3,553)
Foreign exchange losses	727	972	1,699
As at December 31, 2013	$223,809	$215,463	$439,272

The portion of notes payable to operating affiliates that were due to the Company, as an investor in the affiliates, and third party investors as at December 31, 2014 amounted to $148,264 and $523,201, respectively (December 31, 2013: $63,654 and $375,618).
The following table presents the (income) attributable to operating affiliate investors for the year ended December 31, 2014, 2013 and 2012:

	Years Ended
	December 31, 2014	December 31, 2013	December 31, 2012
AlphaCat 2013	$(14,577)	$(47,329)	$—
AlphaCat 2014	(46,100)	—	—
AlphaCat ILS funds	(48,722)	(21,434)	—
(Income) attributable to operating affiliate investors	$(109,399)	$(68,763)	$—

The portion of income attributable to operating affiliate investors that was due to the Company, as an investor in the affiliates, and third party investors for the year ended December 31, 2014 amounted to $21,756 and $87,643, respectively (2013: $11,437 and $57,326).